Note 18 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	Contract Amount December 31,
(Dollars in thousands)	2020	2019
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
Single family	$20,283	7,620
Multi-family	1,150	0
Commercial real estate	821	19,183
Commercial business	1,342	11,354
Undisbursed balance of loans closed	38,990	30,070
Unused lines of credit	113,435	107,767
Letters of credit	4,309	2,810
Total commitments to extend credit	$180,330	178,804
Forward commitments	$24,746	10,098

Contractual Obligation, Fiscal Year Maturity [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	More than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$3,379	896	1,739	744	0
Total contractual obligations	$3,379	896	1,739	744	0

Other Commitments [Table Text Block]
	Amount of Commitments Expiring by Period
Other Commercial Commitments:
Commercial lines of credit	$73,742	30,814	12,108	21,840	8,980
Commitments to lend	29,153	9,634	2,159	553	16,807
Standby letters of credit	4,309	4,234	75	0	0
Total other commercial commitments	$107,204	44,682	14,342	22,393	25,787